Concentrations - Schedule of Allowance for Credit Losses for Accounts Receivable (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Allowance for Credit Losses for Accounts Receivable [Line Items]
Balance at beginning of the year	$ 87,160
Current year (reversal) addition	(2,076)	87,160
Written-off as uncollectible	(85,000)
Changes due to foreign exchange	4
Balance at end of the year	88	87,160
Related Party [Member]
Schedule of Allowance for Credit Losses for Accounts Receivable [Line Items]
Balance at beginning of the year	2,073,865	1,525,165
Current year (reversal) addition	1,999,956	541,494
Changes due to foreign exchange	21,439	7,206
Balance at end of the year	$ 4,095,260	$ 2,073,865